Shareholder Report, Holdings (Details)	May 31, 2024
C000024716 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000024716 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000024716 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000024716 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000024716 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000024716 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000024716 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000024716 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000024716 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000024716 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000024716 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000024716 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000024716 | International Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000024716 | Domestic Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000024718 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000024718 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000024718 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000024718 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000024718 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000024718 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000024718 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000024718 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000024718 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000024718 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000024718 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000024718 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000024718 | International Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000024718 | Domestic Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000024719 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000024719 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000024719 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000024719 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000024719 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000024719 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000024719 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000024719 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000024719 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000024719 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000024719 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000024719 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000024719 | International Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000024719 | Domestic Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000114966 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000114966 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000114966 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000114966 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000114966 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000114966 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000114966 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000114966 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000114966 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000114966 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000114966 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000114966 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000114966 | International Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000114966 | Domestic Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000123387 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000123387 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000123387 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000123387 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000123387 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000123387 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000123387 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000123387 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000123387 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000123387 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000123387 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000123387 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000123387 | International Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000123387 | Domestic Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	97.40%